UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     February 09, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-NAME CHANGE                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $206,526 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     4893    57550 SH       OTHER                   15290    42260        0
ALCOA INC                      COM              013817101      453    11920 SH       OTHER                    2235     9685        0
ALLSTATE CORP                  COM              020002101      615    14291 SH       OTHER                    3275    11016        0
AMERICAN INTL GROUP INC        COM              026874107     6374    96174 SH       OTHER                   41345    54829        0
AMGEN INC                      COM              031162100      760    12300 SH       OTHER                    3100     9200        0
BANK OF AMERICA CORPORATION    COM              060505104     2788    34665 SH       OTHER                   15325    19340        0
BELLSOUTH CORP                 COM              079860102      234     8282 SH       OTHER                    2871     5411        0
BP PLC                         SPONSORED ADR    055622104      217     4391 SH       OTHER                    4391        0        0
CARDINAL HEALTH INC            COM              14149Y108     2628    42965 SH       OTHER                   14450    28515        0
CHEVRONTEXACO CORP             COM              166764100     4109    47567 SH       OTHER                   16251    31316        0
CISCO SYS INC                  COM              17275R102     3992   164740 SH       OTHER                   68415    96325        0
CITIGROUP INC                  COM              172967101     4173    85965 SH       OTHER                   40359    45606        0
COCA COLA CO                   COM              191216100      472     9300 SH       OTHER                    8290     1010        0
COLGATE PALMOLIVE CO           COM              194162103     3245    64835 SH       OTHER                   29470    35365        0
COMCAST CORP NEW               CL A SPL         20030N200     4376   139845 SH       OTHER                   51100    88745        0
CONOCOPHILLIPS                 COM              20825C104     2120    32334 SH       OTHER                    9564    22770        0
DEERE & CO                     COM              244199105     6065    93235 SH       OTHER                   34710    58525        0
DELL INC                       COM              24702R101     3886   114375 SH       OTHER                   30585    83790        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1454    31681 SH       OTHER                   11025    20656        0
E M C CORP MASS                COM              268648102      177    13698 SH       OTHER                    7780     5918        0
EXELON CORP                    COM              30161N101     3458    52103 SH       OTHER                   29756    22347        0
EXXON MOBIL CORP               COM              30231G102     7107   173352 SH       OTHER                   87717    85635        0
FEDERAL NATL MTG ASSN          COM              313586109     3193    42545 SH       OTHER                   13600    28945        0
GENERAL ELEC CO                COM              369604103     7627   246204 SH       OTHER                  122192   124012        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      224     4801 SH       OTHER                    4801        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     5767   191591 SH       OTHER                   94348    97243        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      362    12649 SH       OTHER                    7959     4690        0
INTEL CORP                     COM              458140100     7055   220110 SH       OTHER                   89950   130160        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3910    42183 SH       OTHER                   15905    26278        0
INTL PAPER CO                  COM              460146103     3089    71645 SH       OTHER                   25150    46495        0
JOHNSON & JOHNSON              COM              478160104     6150   119050 SH       OTHER                   51450    67600        0
JOHNSON CTLS INC               COM              478366107     6274    54032 SH       OTHER                   18992    35040        0
KNBT BANCORP INC               COM              482921103      247    14045 SH       SOLE                    14045        0        0
KOHLS CORP                     COM              500255104      482    10725 SH       OTHER                    3650     7075        0
MBNA CORP                      COM              55262L100     2524   101575 SH       OTHER                   34040    67535        0
MCGRAW HILL COS INC            COM              580645109     4618    66040 SH       OTHER                   22635    43405        0
MEDTRONIC INC                  COM              585055106     2095    43100 SH       OTHER                   13450    29650        0
MELLON FINL CORP               COM              58551A108      289     9014 SH       OTHER                    4896     4118        0
MERCK & CO INC                 COM              589331107     4253    92065 SH       OTHER                   44676    47389        0
MICROSOFT CORP                 COM              594918104     5799   211884 SH       OTHER                   88200   123684        0
MORGAN STANLEY                 COM NEW          617446448     2984    51562 SH       OTHER                   23000    28562        0
NATIONAL PENN BANCSHARES INC   COM              637138108      427    13284 SH       SOLE                      441    12843        0
NOKIA CORP                     SPONSORED ADR    654902204     1275    74981 SH       OTHER                   26075    48906        0
NORFOLK SOUTHERN CORP          COM              655844108      260    11000 SH       SOLE                    11000        0        0
PARKER HANNIFIN CORP           COM              701094104      214     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     1783    38235 SH       OTHER                   13225    25010        0
PFIZER INC                     COM              717081103     4691   132770 SH       OTHER                   39975    92795        0
PNC FINL SVCS GROUP INC        COM              693475105      861    15736 SH       OTHER                    9347     6389        0
PPL CORP                       COM              69351T106     4560   104222 SH       OTHER                   72724    31498        0
PROCTER & GAMBLE CO            COM              742718109     4905    49105 SH       OTHER                   14549    34556        0
PROGRESS FINL CORP             COM              743266108      355    11520 SH       SOLE                    11520        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1196    27296 SH       OTHER                   26096     1200        0
QUEST DIAGNOSTICS INC          COM              74834L100     2162    29575 SH       OTHER                    9450    20125        0
ROYAL BANCSHARES PA INC        CL A             780081105      292    11436 SH       SOLE                    11436        0        0
SBC COMMUNICATIONS INC         COM              78387G103      937    35956 SH       OTHER                   11571    24385        0
SYSCO CORP                     COM              871829107      564    15155 SH       OTHER                    5625     9530        0
TEXAS INSTRS INC               COM              882508104      587    19972 SH       OTHER                    6995    12977        0
UNION PAC CORP                 COM              907818108     1085    15620 SH       OTHER                    5445    10175
UNIVEST CORP PA                COM              915271100    30411   717232 SH       OTHER                  717232        0
VERIZON COMMUNICATIONS         COM              92343V104     2458    70059 SH       OTHER                   29405    40654
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100      316    12600 SH       OTHER                    2535    10065
WACHOVIA CORP 2ND NEW          COM              929903102     6670   143173 SH       OTHER                   31804   111369
WAL MART STORES INC            COM              931142103     5711   107660 SH       OTHER                   45990    61670
WELLS FARGO & CO NEW           COM              949746101     4268    72480 SH       OTHER                   19635    52845